Note 6 - Investment Securities Available for Sale - Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Due after ten years, amortized cost	$ 4,004
Due after ten years, fair value	4,033
Total, amortized cost	4,004	$ 10,576
Total, fair value	$ 4,033	$ 10,725